Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 79.4%
185,206	BlackRock Long-Term Municipal Advantage Trust	$2,344,708
433,958	BlackRock MuniHoldings Fund, Inc.	6,943,328
158,149	BlackRock MuniHoldings Investment Quality Fund	2,259,949
137,553	BlackRock MuniVest Fund II, Inc.	2,057,793
696,528	BlackRock MuniVest Fund, Inc.	6,477,710
165,697	BlackRock MuniYield California Fund, Inc.	2,442,374
26,590	BlackRock MuniYield California Quality Fund, Inc.	391,671
732,235	BlackRock MuniYield Fund, Inc.	10,507,572
49,905	BlackRock MuniYield Investment Fund	695,676
110,064	BlackRock MuniYield Michigan Quality Fund, Inc.	1,654,262
5,132	BlackRock MuniYield Quality Fund III, Inc.	73,182
142,164	BlackRock MuniYield Quality Fund, Inc.	2,258,986
179,220	BNY Mellon Municipal Income, Inc.	1,568,175
886,556	BNY Mellon Strategic Municipal Bond Fund, Inc.	6,941,733
379,246	BNY Mellon Strategic Municipals, Inc.	3,238,761
83,070	Eaton Vance California Municipal Income Trust	1,100,719
283,510	Eaton Vance Municipal Bond Fund	3,770,683
52,324	Federated Hermes Premier Municipal Income Fund	760,268
104,012	Invesco Municipal Income Opportunities Trust	820,655
193,703	Invesco Trust for Investment Grade New York Municipals	2,539,446
80,623	Invesco Value Municipal Income Trust	1,263,362
396,661	MFS High Yield Municipal Trust	1,769,108
138,099	MFS Investment Grade Municipal Trust	1,354,751
1,060,174	MFS Municipal Income Trust	7,230,387
294,067	Nuveen AMT-Free Quality Municipal Income Fund	4,358,073
30,000	Nuveen California AMT-Free Quality Municipal Income Fund	463,500
160,269	Nuveen California Quality Municipal Income Fund	2,381,597
236,379	Nuveen Municipal Credit Income Fund	3,819,885
291,361	Nuveen Municipal Credit Opportunities Fund	4,087,795
541,238	Nuveen New Jersey Quality Municipal Income Fund	7,837,126
124,770	Nuveen New York AMT-Free Quality Municipal Income Fund	1,703,111
291,663	Nuveen Ohio Quality Municipal Income Fund	4,549,943
127,194	Nuveen Pennsylvania Quality Municipal Income Fund	1,826,506
63,545	Nuveen Quality Municipal Income Fund	962,071
184,546	PIMCO California Municipal Income Fund II	1,671,987
104,357	PIMCO California Municipal Income Fund III	1,100,966
275,232	PIMCO New York Municipal Income Fund II	3,101,865
96,900	Putnam Municipal Opportunities Trust	1,298,460
321,716	RiverNorth Managed Duration Municipal Income Fund, Inc.	5,983,917
165,753	RiverNorth Opportunistic Municipal Income Fund, Inc.	3,641,593
901,738	Western Asset Managed Municipals Fund, Inc.	11,713,577

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
163,409	Western Asset Municipal Partners Fund, Inc.	$2,503,426
	TOTAL CLOSED-END FUNDS
	(Cost $ 124,921,749)	133,470,657
	EXCHANGE-TRADED FUNDS — 17.2%
320,662	Invesco National AMT-Free Municipal Bond ETF	8,580,915
90,000	iShares National Muni Bond ETF	10,444,500
159,200	VanEck Vectors High-Yield Municipal Index ETF	9,894,280
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 28,882,569)	28,919,695

Principal Amount
	SHORT-TERM INVESTMENTS — 2.4%
$4,093,737	UMB Money Market Fiduciary 0.01%[1]	4,093,737
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 4,093,737)	4,093,737
	TOTAL INVESTMENTS — 99.0%
	(Cost $157,898,055)	166,484,089
	Other Assets in Excess of Liabilities — 1.0%	1,611,765
	TOTAL NET ASSETS — 100.0%	$168,095,854

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
(25)	Ultra Long Term U.S. Treasury Bond	June 2021	$(4,708,203)	$(4,530,469)	$177,734
(250)	U.S. 5 Year Treasury Note	June 2021	(31,189,844)	(30,849,609)	340,234
(225)	U.S. 10 Year Treasury Note	June 2021	(30,162,305)	(29,460,938)	701,367
(125)	U.S. Treasury Long Bond	June 2021	(19,971,094)	(19,324,219)	646,875
TOTAL FUTURES CONTRACTS			$(86,031,445)	$(84,165,234)	$1,866,211

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 85.7%
76,786	Apollo Senior Floating Rate Fund, Inc.	$1,141,040
80,380	Apollo Tactical Income Fund, Inc.	1,196,054
74,947	BlackRock Floating Rate Income Trust	937,587
96,770	Blackstone Long-Short Credit Income Fund	1,368,328
97,133	Blackstone Senior Floating Rate Term Fund	1,511,390
37,904	Blackstone Strategic Credit Fund	505,260
452,927	BNY Mellon High Yield Strategies Fund	1,399,544
62,601	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	754,968
22,882	Calamos Convertible Opportunities and Income Fund	325,382
534,806	Credit Suisse High Yield Bond Fund	1,288,883
74,200	DoubleLine Income Solutions Fund	1,347,472
51,524	DoubleLine Yield Opportunities Fund	986,169
11,338	Eaton Vance Senior Floating-Rate Trust	156,351
39,026	KKR Income Opportunities Fund	617,391
157,913	New America High Income Fund, Inc.	1,430,692
78,119	Nuveen Credit Strategies Income Fund	507,774
92,575	PGIM High Yield Bond Fund, Inc.	1,449,725
67,466	Virtus AllianzGI Convertible & Income Fund II	335,981
156,653	Wells Fargo Income Opportunities Fund	1,322,151
86,139	Western Asset High Income Opportunity Fund, Inc.	437,586
40,074	Western Asset Inflation - Linked Securities & Income Fund	512,546
	TOTAL CLOSED-END FUNDS
	(Cost $ 17,352,721)	19,532,274
	EXCHANGE-TRADED FUNDS — 2.6%
5,500	SPDR Bloomberg Barclays High Yield Bond ETF	598,400
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 596,418)	598,400
	UNIT TRUST FUNDS — 9.3%
17,500	Alkuri Global Acquisition Corp.*	172,900
17,500	Ares Acquisition Corp.1,*	175,000
17,000	CF Acquisition Corp. V*	169,660
17,000	Churchill Capital Corp. VII*	169,490
10,000	First Reserve Sustainable Growth Corp.*	100,350
1,000	Forest Road Acquisition Corp. II*	9,960
11,409	Fortress Capital Acquisition Corp.1,*	114,204
5,000	Fusion Acquisition Corp. II*	49,650
17,500	GigCapital4, Inc.*	172,725
1,000	Live Oak Mobility Acquisition Corp.*	9,980
17,500	M3-Brigade Acquisition II Corp.*	173,600
17,500	Noble Rock Acquisition Corp.1,*	173,075
44,903	Pine Technology Acquisition Corp.*	445,438
1,000	RXR Acquisition Corp.*	9,850

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
17,000	USHG Acquisition Corp.*	$170,850
	TOTAL UNIT TRUST FUNDS
	(Cost $ 2,165,689)	2,116,732

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$690,407	UMB Money Market Fiduciary 0.01%[2]	690,407
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 690,407)	690,407
	TOTAL INVESTMENTS — 100.7%
	(Cost $20,805,235)	22,937,813
	Liabilities in Excess of Other Assets — 0.7%	(149,694)
	TOTAL NET ASSETS — 100.0%	$22,788,119

ETF – Exchange-Traded Fund

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
(4)	E-mini Dow ($5)	June 2021	$(656,940)	$(657,960)	$(1,020)
(3)	E-mini S&P 500	June 2021	(593,632)	(595,110)	(1,478)
(5)	E-mini Russell 2000	June 2021	(588,825)	(555,625)	33,200
(7)	E-mini Russell 1000	June 2021	(524,545)	(521,010)	3,535
(20)	U.S. 5 Year Treasury Note	June 2021	(2,493,828)	(2,467,969)	25,859
(10)	U.S. 10 Year Treasury Note	June 2021	(1,340,547)	(1,309,375)	31,172
(7)	U.S. Treasury Long Bond	June 2021	(1,117,664)	(1,082,156)	35,508
TOTAL FUTURES CONTRACTS			$(7,315,981)	$(7,189,205)	$126,776